Cash generated by operations (Details) - ZAR (R) R in Millions		2 Months Ended	12 Months Ended
	Nov. 01, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH GENERATED BY OPERATIONS [Abstract]
(Loss)/profit for the year			R (37,430)	R 18,980	R 33,796
Royalties			1,050	1,834	2,714
Carbon tax			2	(10)	4
Mining and income tax			(2,416)	8,924	13,761
Interest income			(1,369)	(1,203)	(1,202)
Finance expense			3,299	2,840	2,496
Profit before interest, royalties, carbon tax and tax			(36,864)	31,365	51,569
Non-cash adjusting items:
Amortisation and depreciation			10,012	7,087	8,293
Share-based payments			113	218	383
(Gain)/loss on financial instruments			(101)	4,279	6,279
Foreign currency exchange adjustment			(1,647)	82	(394)
Share of results of equity-accounted investees after tax			1,174	(1,287)	(1,989)
Impairments/(reversal of impairments)			47,454	(6)	5,148
Early redemption premium on the 2025 Notes			0	0	196
Gain on acquisition		R (898)	(898)	0	0
Gain on remeasurement of previous interest in Kroondal	R (298)		(298)	0	0
Onerous contract provision			1,865	0	0
Occupational healthcare gain			(365)	(211)	(14)
Loss on deconsolidation of subsidiary			0	309	0
Profit on sale of Lonmin Canada			1,384	(145)	(16)
Change in estimate of environmental rehabilitation obligation			(56)	(99)	(162)
Deferred revenue recognised			(1,252)	(290)	(847)
Payment of occupational healthcare liability			(130)	(66)	(240)
Other non-cash and cash adjusting items			(281)	(490)	(438)
Total cash generated by operations			R 18,726	R 40,746	R 67,784